CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (1,225,300)	$ (123,239,785)	$ (161,898,979)
Less: Net loss from discontinued operations	(1,708,270)	(121,431,038)	(160,458,503)
Net (loss)/income from continuing operations	482,970	(1,808,747)	(1,440,476)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Provision for doubtful other receivables	0	166,535	0
Gain on disposal of intangible assets	(8,340)	0	0
Impairment loss	0	105,818,351	127,252,810
Changes in operating assets and liabilities:
Accounts receivable	(1,648,000)	0	0
Prepaid expenses and other current assets	197,324	0	499,999
Accrued expenses and other current liabilities	79,788	570,562	147,503
Other non-current liabilities	(29,540)	(118,160)	(118,160)
Net cash used in continuing operations	(925,798)	(1,189,810)	(911,134)
Net cash (used in)/provided by discontinued operations	281,177	(3,141,380)	(8,962,614)
Net cash used in operating activities	(644,621)	(4,331,190)	(9,873,748)
Cash flows from investing activities:
Proceeds from disposal of subsidiaries, VIE and VIE's subsidiaries, net of cash disposed	516,930	0	0
Cash acquired from acquisition of subsidiary and VIE	71,409	0	0
Net cash provided by continuing operations	588,339	0	0
Net cash used in discontinued operations	0	(13,064)	(741,079)
Net cash (used in)/provided by investing activities	588,339	(13,064)	(741,079)
Cash flows from financing activities:
Net cash provided by continuing operations	0	0	0
Net cash provided by discontinued operations	0	1,686,123	12,642,573
Net cash provided by financing activities	0	1,686,123	12,642,573
Effect of exchange rate changes	134,820	(1,897,366)	279,538
Increase/(decrease) in cash and cash equivalents	78,538	(4,555,497)	2,307,284
Cash and cash equivalents, beginning of the year	356,673	4,912,170	2,604,886
Cash and cash equivalents, end of the year	435,211	356,673	4,912,170
Supplement disclosure of cash flow information:
Interest paid	$ 210,752	$ 354,830	$ 154,295